                                                      Filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-90324

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT NINE

                                Supplement to the
                     ALLIANCE OVATION PLUS VARIABLE ANNUITY

            PROSPECTUS DATED MAY 1, 2003 AS REVISED OCTOBER 31, 2003

Insert on page 4, Glossary:
Latest Annuity Date - The first day of the calendar month following the Annuitant's 90th birthday or such earlier date as may be set by applicable law.

Insert the following under the Standard Death Benefit section on page 21:

For contracts issued on or after January 15, 2004, the Standard Death Benefit is the greater of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. Net Purchase Payments.

Insert directly below "Optional Death Benefits" on page 21:

If you purchase your contract on or after January 15, 2004, the optional death benefits described below are available. For an additional fee, you may elect one or more Optional Death Benefits. These elections must be made at the time of contract issue and may not be terminated at a later date by you. All optional death benefits may not be available in all states. The maximum issue age for the elections varies as shown below. The fees for the optional death benefits are deducted from your Contract Value each month.

If you allocate any portion of your Contract Value to either the AllianceBernstein Money Market Portfolio or available fixed account option, your election, if any, of the Equity Assurance Plan and/or the Enhanced Equity Assurance Plan will be terminated. The fee for these death benefit options will no longer be deducted. However, you may continue to allocate new Purchase Payments to either the AllianceBernstein Money Market Portfolio or available fixed account option as part of Dollar Cost Averaging, without terminating the Equity Assurance Plan or the Enhanced Equity Assurance Plan.

Annual Ratchet Plan. (Maximum issue age is 80.) If you elect the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. Net Purchase Payments; or

3. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary, reduced proportionally by any withdrawals that occur subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, less any Premium Enhancements paid during 24 months prior to death, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Net Purchase Payments.

Equity Assurance Plan. (Maximum issue age is 78.) If you elect the Equity Assurance Plan, We will pay a death benefit equal to the greater of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):

         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;
                  7%                85 months or more after Purchase Payment receipt, and

(b) is equal to Net Purchase Payments paid after the first Contract Anniversary following the Owner's 85th birthday.

Each Purchase Payment will accumulate interest for a maximum of 7 years from the time is it applied to the contract.

Enhanced Equity Assurance Plan. (Maximum issue age is 78.) If you elect the Enhanced Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary, reduced proportionally by any withdrawals that occur subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, less any Premium Enhancements paid during 24 months prior to death, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Net Purchase Payments; or

3. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):

         Annual Interest Rate             Period When Death Occurs
         --------------------             ------------------------
                0%                   1 through 12 months after Purchase Payment receipt;
                1%                   13 through 24 months after Purchase Payment receipt;
                2%                   25 through 36 months after Purchase Payment receipt;
                3%                   37 through 48 months after Purchase Payment receipt;
                4%                   49 through 60 months after Purchase Payment receipt;

                  5%       61 through 72 months after Purchase Payment receipt;
                  6%       73 through 84 months after Purchase Payment receipt;
                  7%       85 months or more after Purchase Payment receipt, and

(b) is equal to Net Purchase Payments paid after the first Contract Anniversary following the 85th birthday.

Each Purchase Payment will accumulate interest for a maximum of 7 years from the time is it applied to the contract.

Estate Benefit Payment. (Maximum issue age is 80.)

If you select the Estate Benefit Payment, We will add to the death benefit otherwise payable upon your death the amount of the estate benefit payment, determined as follows:

If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of Net Purchase Payments or (b) 70% of the Contract Value less Net Purchase Payments.

If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of Net Purchase Payments or (b) 50% of the Contract Value less Net Purchase Payments.

If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of Net Purchase Payments or (b) 30% of the Contract Value less Net Purchase Payments.

Accidental Death Benefit. (Maximum issue age is 75.)

If you select the Accidental Death Benefit at the time of application, We will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity (IRA). The accidental death benefit payable under this option will be equal to the lesser of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. $250,000.

The Accidental Death Benefit is only payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit terminates on the Contract Anniversary following your 75th birthday or upon the death of the original owner, whichever is earlier, and is not available to a continuing spouse.

The Accidental Death Benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

     . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

     . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

     .    declared or undeclared war or any act thereof; or

     .    service in the military, naval or air service of any country.

For all Death Benefits
Regardless of any reference in the Contract to the contrary, if a contract has two owners and either owner dies during the Accumulation Phase, We will pay the selected death benefit to the Beneficiary, whether or not you have designated a primary owner. All death benefits are calculated as of the date We receive all required paperwork and satisfactory proof of death. All age related benefits and/or restrictions will utilize the age of the older owner. All death benefits will cease to be in effect on the Latest Annuity Date, unless otherwise noted.

Spousal Continuation

If you are the Owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new Owner ("Continuing Spouse") of the contract. Generally, the contract and its fees, charges and/or elected features, if any, remain the same, and the optional death benefit charge may change due to the age of the Continuing Spouse. If the Continuing Spouse makes new Purchase Payments, those Purchase Payments will be subject to withdrawal charges. However, Purchase Payments made by the original owner that were subject to a withdrawal charge will no longer be subject to a withdrawal charge after a spousal continuation. See "Withdrawal Charges" below. A spousal continuation can only take place upon the death of the original Owner of the contract and may be elected only one time during the life of the contract.

Upon spousal continuation, We will contribute to the Contract Value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the Contract Value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. See Appendix B for further explanation of the death benefit calculations following a Spousal Continuation.

On the Continuation Date, the Continuing Spouse may terminate the original Owner's election(s) of the optional death benefits. The age of the spouse as of the Continuation Date will be used as the basis for determining the availability, cost, and calculation of future death benefits payable upon death of the spousal Beneficiary. If the attained age of the spousal Beneficiary exceeds the maximum issue age for a continued optional benefit, We will terminate the benefit and the charge will no longer be deducted. See the maximum issue ages shown above for the optional death benefits.

To the extent that the Continuing Spouse invests in the Variable Portfolios, the spouse will be subject to investment risk as was the original Owner. This is because the death benefit amount paid remains invested until withdrawn. We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

Insert this Appendix B in the Prospectus:

           APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 15, 2004

If the spousal Beneficiary elects to continue the contract (the "Continuing Spouse") and the contract death benefit exceeded the Contract Value, We will add a "Continuation Contribution" to the contract. The Continuation Contribution will be an amount equal to the positive differences between the death benefit otherwise payable and the Contract Value. If applicable, the Continuation Contribution amount will be added to the Contract Value as of the Continuation Date. The Continuation Date is the date We receive all required paperwork to otherwise process a death claim, as well as the spousal Beneficiary's written election to continue the contract.

Death benefit calculations upon a Continuing Spouse's death include a value we call "Continuation Net Purchase Payments." Continuation Net Purchase Payments is an amount equal to: (1) the Contract Value on the Continuation Date, including any applicable Continuation Contribution, plus (2) any Purchase Payments made after the Continuation Date, less (3) adjustments for withdrawals made after the Continuation Date. Each adjustment is in the same proportion that the Contract Value was reduced on the date of each such withdrawal. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the Contract Value on the Continuation Date, including any applicable Continuation Contribution.

We calculate and pay the death benefit upon a Continuing Spouse's death when we receive all required paperwork and satisfactory proof of death. The term "withdrawals" as used below refers to withdrawals and any fees and charges applicable to those withdrawals. The term "maximum continuation age" refers to the attained age of the Continuing Spouse as of the Continuation Date; if the Continuing Spouse is over the maximum continuation age, the benefit may not be continued and the corresponding charge will no longer be deducted.

If the original owner purchased the contract on or after January 15, 2004, the death benefit calculations upon a Continuing Spouse's death are as follows:

Standard Death Benefit:

The death benefit is the greater of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. Continuation Net Purchase Payments.

Annual Ratchet Plan. (Maximum continuation age is 80.) We will pay a death benefit equal to the greatest of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. Continuation Net Purchase Payments; or

3. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, less any Premium Enhancements paid during 24 months prior to death, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Continuation Net Purchase Payments.

Equity Assurance Plan. (Maximum continuation age is 78.) We will pay a death benefit equal to the greater of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):

         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;
                  7%                85 months or more after Purchase Payment receipt, and


(b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

Enhanced Equity Assurance Plan. (Maximum continuation age is 78.) We will pay a death benefit equal to the greatest of:

1. Contract Value less Premium Enhancements paid during 24 months prior to death; or

2. the lesser of:

(a) the greatest Contract Value on any Contract Anniversary occurring after the Continuation Date, reduced proportionately by any withdrawals subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of each withdrawal, less any Premium Enhancements paid during 24 months prior to death, plus any Purchase Payments made subsequent to that Contract Anniversary; or

(b) 200% of Continuation Net Purchase Payments; or

3. an amount equal to (a) plus (b) where:

(a) is equal to the Net Purchase Payments made on or before the first Contract Anniversary following the 85th birthday, accumulated at the compound interest rates shown below for the number of completed years from the date of receipt of each Purchase Payment to the earlier of the date of death or the first Contract Anniversary following the 85th birthday (not to exceed 7 years):

         Annual Interest Rate               Period When Death Occurs
         ---------------------              ------------------------
                  0%                1 through 12 months after Purchase Payment receipt;
                  1%                13 through 24 months after Purchase Payment receipt;
                  2%                25 through 36 months after Purchase Payment receipt;
                  3%                37 through 48 months after Purchase Payment receipt;
                  4%                49 through 60 months after Purchase Payment receipt;
                  5%                61 through 72 months after Purchase Payment receipt;
                  6%                73 through 84 months after Purchase Payment receipt;
                  7%                85 months or more after Purchase Payment receipt, and

(b) is equal to all Continuation Net Purchase Payments paid after the first Contract Anniversary following the Continuing Spouse's 85th birthday.

Enhanced Death Benefit Rider (Estate Benefit Payment). (Maximum continuation age is 80.)

If the original Owner selected the estate benefit payment and the Continuing Spouse continues the benefit, we will add to any death benefit otherwise payable the amount of the Estate Benefit Payment, determined as follows:

If the Continuing Spouse is age 60 or younger as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 70% of Continuation Net Purchase Payments or (b) 70% of the Contract Value less Continuation Net Purchase Payments.

If the Continuing Spouse is between ages 61 and 70 as of the Continuation Date, the estate benefit payment will equal the lesser of (a) 50% of Continuation Net Purchase Payments or (b) 50% of the Contract Value less Continuation Net Purchase Payments.

If the Continuing Spouse is between ages 71 and 80 as of the date of the Continuation Date, the estate benefit payment will equal the lesser of (a) 30% of Continuation Net Purchase Payments or (b) 30% of the Contract Value less Continuation Net Purchase Payments.